WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.7%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 3.0%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$340,869
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	221,191
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	256,346
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	353,281
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	128,758
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	123,850
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	105,676
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	174,382
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,898,079
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	154,269
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	443,540
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	211,685
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,139,639
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	70,719

Total Diversified Telecommunication Services				5,622,284

Entertainment - 2.7%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,720,184
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,301,683

Total Entertainment				5,021,867

Media - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	719,787
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	174,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	78,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	384,030
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	442,622
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	91,654

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	$194,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	70,760
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	255,556
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,678,862
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	173,594	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	757,302
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	59,559
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	370,000	410,875
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	348,740
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	329,227
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	18,884
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	165,006

Total Media				7,353,669

Wireless Telecommunication Services - 0.6%
Sprint LLC, Senior Notes	7.125%	6/15/24	230,000	230,753
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	87,714
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	100,000	72,272
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	279,449
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	250,256
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	298,707
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	15,754

Total Wireless Telecommunication Services				1,234,905

TOTAL COMMUNICATION SERVICES				19,232,725

CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	620,000	611,165	(a)

Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	385,707
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	585,067
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	302,531
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	305,322

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	$614,165
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	299,032	(a)

Total Automobiles				2,491,824

Broadline Retail - 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	365,778
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	430,214

Total Broadline Retail				795,992

Diversified Consumer Services - 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	125,066
Washington University, Senior Notes	3.524%	4/15/54	150,000	117,656
Washington University, Senior Notes	4.349%	4/15/2122	170,000	142,934

Total Diversified Consumer Services				385,656

Hotels, Restaurants & Leisure - 2.3%
Genting New York LLC/GENNY Capital Inc.,
Senior Notes	3.300%	2/15/26	740,000	690,544	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	319,108
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	249,959
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	341,533
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	531,388	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	430,000	397,225
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	680,537
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	195,282
Sands China Ltd., Senior Notes	4.625%	6/18/30	220,000	201,007
Sands China Ltd., Senior Notes	3.250%	8/8/31	510,000	425,548
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	351,823	(a)

Total Hotels, Restaurants & Leisure				4,383,954

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	287,772
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	253,611
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	309,639

Total Household Durables				851,022

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	78,412
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	57,970
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	317,616
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	162,122	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	$268,026	(a)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	353,804

Total Specialty Retail				1,237,950

TOTAL CONSUMER DISCRETIONARY				10,757,563

CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,555,851
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	255,722
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	141,510

Total Beverages				1,953,083

Food Products - 0.4%
J M Smucker Co., Senior Notes	6.200%	11/15/33	360,000	380,767
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	148,004
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	199,636	(a)

Total Food Products				728,407

Tobacco - 1.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	492,430
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,336,140
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	58,914
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	519,360	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	538,534
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	525,320

Total Tobacco				3,470,698

TOTAL CONSUMER STAPLES				6,152,188

ENERGY - 13.9%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	866,004

Oil, Gas & Consumable Fuels - 13.4%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	81,703
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	50,261
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	132,094
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	515,095
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	33,110	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	41,162	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	301,181
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	270,000	271,282	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	460,000	472,508	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	370,000	$394,583	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,687,245
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	119,362	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	413,600
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	144,620	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	113,699
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	563,417
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	110,792
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	18,840
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	181,950
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	391,765
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	371,711
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	299,540
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	325,066	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	850,406	(b)(c)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	610,046
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	19,935
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	272,744
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,006
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	59,448
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	334,924
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	160,352
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	159,991
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	700,000	648,841	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	359,312
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	197,461
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	195,510	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,008,979
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	522,674
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,126,062
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,998
ONEOK Inc., Senior Notes	6.050%	9/1/33	710,000	732,003
ONEOK Inc., Senior Notes	6.625%	9/1/53	710,000	763,964

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	$317,800	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	552,304
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	131,734
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,708,510
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	81,816
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	222,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	783,507
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	789,905
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	187,031
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	207,016
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,780
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	745,053
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,349
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,527,515
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	860,116
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	140,000	129,555
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	107,641
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	430,000	380,685
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,125,042
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	68,192
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	176,703
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	48,680

Total Oil, Gas & Consumable Fuels				25,270,888

TOTAL ENERGY				26,136,892

FINANCIALS - 33.5%
Banks - 19.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	196,151	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	391,268	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	$202,101	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. Term SOFR + 4.160%)	6.100%	3/17/25	590,000	591,075	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. Term SOFR + 3.967%)	6.250%	9/5/24	880,000	879,860	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	400,000	400,472	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,412,880
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	250,000	201,948	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	690,000	663,198	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	804,824
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	550,000	556,769	(c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	501,276	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,582,522	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	473,896	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,525,700	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	299,779	(a)(b)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	530,000	550,471	(a)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. Term SOFR + 4.779%)	6.250%	8/15/26	1,100,000	1,097,952	(b)(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	1,350,000	$1,348,329	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	955,410
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	694,626
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	410,000	362,922	(c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	482,071
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,893,734
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	695,642
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	380,000	383,042	(c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	251,811
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,400,069	(a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	463,984	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	794,112	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	440,081	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	195,925
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	360,000	359,779	(c)(d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,300,000	1,349,413	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	470,000	432,167	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	290,000	295,311	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	146,817	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	343,970	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	164,185	(a)(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	$310,566	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.868%	5/1/24	700,000	704,668	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,674,305
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	780,551
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	214,160	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	619,609	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	464,120	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	404,655	(b)(c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	196,231	(c)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	615,011
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	390,000	390,155	(c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	350,000	370,568	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,644,253	(a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	470,000	474,846	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	523,468	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	350,000	323,869	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	880,000	876,917	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	346,202
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	458,528
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	147,695

Total Banks				37,325,919

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 7.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	$412,414	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	225,739
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	410,000	416,562	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	704,957	(c)
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	147,859
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	758,647
Credit Suisse AG AT1 Claim	—	—	2,390,000	292,775	*(e)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	78,151
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	158,104	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	600,000	600,406
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	2,746,450
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,670,000	1,592,624	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	66,847
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	366,542
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	386,293
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,185,389	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	101,963	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	107,303	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	155,800
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	713,810	(c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	488,850
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	182,093	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	160,000	159,653	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	118,723
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	137,860
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	78,800
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	379,921	(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	280,000	$280,778	(a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	487,241	(a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	368,031	(a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	362,061	(a)(c)

Total Capital Markets				14,262,646

Consumer Finance - 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	240,000	237,417	(c)

Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	411,834
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,056,604
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	159,904	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	211,909	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	343,079	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	154,059
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.812%)	7.186%	12/21/65	800,000	621,624	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 2.062%)	7.436%	12/21/65	100,000	79,750	(a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	211,859	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	182,830	(a)

Total Financial Services				3,433,452

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	181,741	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	73,099

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	$93,225	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	355,565	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	877,078	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	109,227
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	100,000	68,754	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	352,802	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	1,016,930
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	181,580	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	671,239	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	113,046	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	126,077	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	281,128	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	300,000	302,705
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,187,818	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	600,272	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	231,166	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	440,200

Total Insurance				7,263,652

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	700,000	731,849	(a)

TOTAL FINANCIALS				63,254,935

HEALTH CARE - 11.2%
Biotechnology - 1.9%
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	247,124
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,017,578
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,157,229
Amgen Inc., Senior Notes	5.650%	3/2/53	460,000	460,135
Amgen Inc., Senior Notes	5.750%	3/2/63	160,000	160,155

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	$101,986
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	440,308
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	90,960

Total Biotechnology				3,675,475

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	192,937
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	910,000	815,108
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	398,847

Total Health Care Equipment & Supplies				1,406,892

Health Care Providers & Services - 6.2%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	152,368
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	530,491
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	697,588
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	102,619
Cigna Group, Senior Notes	4.800%	8/15/38	540,000	501,119
Cigna Group, Senior Notes	3.200%	3/15/40	220,000	164,144
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	51,300
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,441,757
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,563,163
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	1,873,473
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	491,587
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	830,280
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	114,161
Elevance Health Inc., Senior Notes	5.350%	10/15/25	500,000	499,623
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	195,571
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	320,297
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	158,091
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	326,200
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	477,651
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	314,092
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	119,465
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	82,349
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	225,870
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	177,814
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	202,596

Total Health Care Providers & Services				11,613,669

Pharmaceuticals - 2.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	59,474	(a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	190,000	210,626

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	$665,811
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	620,000	603,986
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	620,000	596,642
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	470,000	460,089
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	90,000	86,762
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	201,192
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	346,115
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,175,768
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,628

Total Pharmaceuticals				4,443,093

TOTAL HEALTH CARE				21,139,129

INDUSTRIALS - 7.3%
Aerospace & Defense - 3.1%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	617,318	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,540,000	1,467,687
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	538,420
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	321,757
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	212,282
HEICO Corp., Senior Notes	5.350%	8/1/33	380,000	378,340
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	953,372
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	300,035
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	290,000	290,346
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	409,032
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	47,302
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	184,477
RTX Corp., Senior Notes	4.625%	11/16/48	180,000	157,407

Total Aerospace & Defense				5,877,775

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	766,524

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	118,167

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	$414,104
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	21,976

Total Ground Transportation				436,080

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	169,163
Honeywell International Inc., Senior Notes	4.950%	9/1/31	500,000	499,189	(d)
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	541,157

Total Industrial Conglomerates				1,209,509

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	327,762

Passenger Airlines - 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	127,500	126,465	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	166,409	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	427,012	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	227,500	224,718	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	205,378	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	288,950
United Airlines Pass-Through Trust	4.875%	1/15/26	177,920	175,456

Total Passenger Airlines				1,614,388

Trading Companies & Distributors - 1.8%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	918,626
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	486,211
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	483,354
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	988,842	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	248,852	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	330,468	(a)

Total Trading Companies & Distributors				3,456,353

TOTAL INDUSTRIALS				13,806,558

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	400,000	392,067

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	$186,998
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	336,923

Total IT Services				523,921

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	166,581
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	537,348
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	17,256	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	222,815	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	470,000	468,138	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	208,354
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	17,838
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	91,345
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	116,296
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	172,474
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	29,178
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	83,586
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	235,454
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	94,327
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	60,786
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	380,000	379,392
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	378,999

Total Semiconductors & Semiconductor Equipment				3,280,167

Software - 1.1%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,401,910
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	365,850
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	425,868

Total Software				2,193,628

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	240,082
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	75,986

Total Technology Hardware, Storage & Peripherals				316,068

TOTAL INFORMATION TECHNOLOGY				6,705,851

MATERIALS - 1.5%
Chemicals - 0.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	480,000	479,605
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	129,991
OCP SA, Senior Notes	3.750%	6/23/31	200,000	170,178	(a)

Total Chemicals				779,774

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.1%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	240,000	$250,047
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	400,000	400,000	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	307,590
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	567,927	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	527,462

Total Metals & Mining				2,053,026

TOTAL MATERIALS				2,832,800

REAL ESTATE - 1.3%
Diversified REITs - 0.5%
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	971,636

Health Care REITs - 0.5%
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	517,751
Welltower OP LLC, Senior Notes	4.125%	3/15/29	510,000	485,535

Total Health Care REITs				1,003,286

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	130,000	117,343

Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000	295,881	(a)

Specialized REITs - 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	110,000	102,797

TOTAL REAL ESTATE				2,490,943

UTILITIES - 4.3%
Electric Utilities - 4.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	469,767
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	140,445	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	651,793
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	152,323	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	222,261	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	203,958	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	178,345
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	480,000	456,391
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	3,531,720

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000		$226,565
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000		138,278	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000		106,626
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000		21,638
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000		263,563
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000		235,769
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		384,420
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		665,577

TOTAL UTILITIES					8,049,439

TOTAL CORPORATE BONDS & NOTES (Cost - $187,889,753)					180,559,023

SOVEREIGN BONDS - 1.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		5,322
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	182,200		67,894
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,141,885		832,658	(a)

Total Argentina					905,874

Brazil - 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	510,000		504,721

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	460,000		446,021	(a)

Mexico - 0.5%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	486,148
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	480,000		473,292

Total Mexico					959,440

TOTAL SOVEREIGN BONDS (Cost - $3,054,967)					2,816,056

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.8%
California - 0.4%
Morongo Band of Mission Indians, CA, Revenue,
Tribal Economic Development, Series A	7.000%	10/1/39	500,000	$526,865	(a)
Regents of the University of California Medical
Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	144,897

Total California				671,762

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	228,334

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	489,231	511,066

TOTAL MUNICIPAL BONDS (Cost - $1,457,718)				1,411,162

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $728,280)	2.375%	3/15/24	730,000	720,912

SENIOR LOANS - 0.1%
INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	210,000	216,251	(c)(f)(g)

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.191%	4/20/28	38,926	38,943	(c)(f)(g)

TOTAL SENIOR LOANS (Cost - $247,387)				255,194

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost - $233,032)	8.759%		9,325	225,712	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $193,611,137)				185,988,059

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,450,898)	5.272%	1,450,898	$1,450,898	(h)(i)

TOTAL INVESTMENTS - 99.4% (Cost - $195,062,035)			187,438,957
Other Assets in Excess of Liabilities - 0.6%			1,203,833

TOTAL NET ASSETS - 100.0%			$188,642,790

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $1,450,898 and the cost was $1,450,898 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	23	6/24	$4,711,845	$4,709,250	$(2,595)
U.S. Treasury 5-Year Notes	73	6/24	7,796,164	7,804,156	7,992
U.S. Treasury Ultra Long-Term Bonds	15	6/24	1,900,715	1,918,125	17,410

					22,807

Contracts to Sell:
U.S. Treasury Long-Term Bonds	29	6/24	3,444,417	3,458,250	(13,833)
U.S. Treasury Ultra 10-Year Notes	30	6/24	3,411,265	3,425,156	(13,891)

					(27,724)

Net unrealized depreciation on open futures contracts					$(4,917)

At February 29, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,463,000	USD	1,612,198	Citibank N.A.	4/19/24	$(27,682)
BRL	4,479,974	USD	907,098	Goldman Sachs Group Inc.	4/19/24	(10,416)
JPY	192,282,631	USD	1,349,456	Goldman Sachs Group Inc.	4/19/24	(56,483)
USD	1,594,433	EUR	1,463,000	Goldman Sachs Group Inc.	4/19/24	9,916

Net unrealized depreciation on open forward foreign currency contracts						$(84,665)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	23

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$180,559,023	—	$180,559,023
Sovereign Bonds	—	2,816,056	—	2,816,056
Municipal Bonds	—	1,411,162	—	1,411,162
Convertible Bonds & Notes	—	720,912	—	720,912
Senior Loans	—	255,194	—	255,194
Preferred Stocks	—	225,712	—	225,712

Total Long-Term Investments	—	185,988,059	—	185,988,059

Short-Term Investments†	$1,450,898	—	—	1,450,898

Total Investments	$1,450,898	$185,988,059	—	$187,438,957

Other Financial Instruments:
Futures Contracts††	$25,402	—	—	$25,402
Forward Foreign Currency Contracts††	—	$9,916	—	9,916

Total Other Financial Instruments	$25,402	$9,916	—	$35,318

Total	$1,476,300	$185,997,975	—	$187,474,275

24	Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$30,319	—	—	$30,319
Forward Foreign Currency Contracts††	—	$94,581	—	94,581

Total	$30,319	$94,581	—	$124,900

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	Affiliate Value at November 30, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,261,356	$4,862,052	4,862,052	$4,672,510	4,672,510	—	$13,775	—	$1,450,898

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report	25